Accounts receivable (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	R$ 284,620	R$ 585,443	R$ 985,614
Additions (Reversals), net		(109,308)
Decrease through write-off, financial assets	411,102	509,479
Additions	(234,255)
Reversals	123,974
Loans member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	(130,662)	(361,780)	(521,929)
Additions (Reversals), net		2,749
Decrease through write-off, financial assets	(244,431)	(157,400)
Additions	(39,147)
Reversals	25,831
Credit card receivables member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	(117,883)	(185,404)	(451,285)
Additions (Reversals), net		(79,126)
Decrease through write-off, financial assets	(138,505)	345,007
Additions	(163,887)
Reversals	92,903
Payroll loans and other [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	(36,075)	(38,259)	R$ (12,400)
Additions (Reversals), net		(32,931)
Decrease through write-off, financial assets	(28,166)	R$ 7,072
Additions	(31,221)
Reversals	R$ 5,240